Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Accounts receivable	32,098,662	51,478,092	7,268,146
Allowance for credit losses related to accounts receivable	(1,185,328)	(10,196,104)	(1,439,579)
Total accounts receivable, net	30,913,334	41,281,988	5,828,567

The movement of allowance of doubtful accounts is as follows:

	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Beginning balance	682,905	1,185,328	167,355
Addition	700,505	9,745,364	1,375,938
Write off	(198,082)	(406,566)	(57,402)
Reverse	-	(328,022)	(46,312)
Ending balance	1,185,328	10,196,104	1,439,579

The Group recorded bad debt expenses (net of reversal) of RMB442,706, RMB700,505 and RMB9,417,342 (US$1,329,626) for the years ended December 31, 2021, 2022 and 2023, respectively. The Group had written off nil, RMB198,082 and RMB406,566 (US$57,402) in bad debt for the years ended December 31, 2021, 2022 and 2023, respectively.